STOCK-BASED COMPENSATION - Summary of RSU Awards Under the Society RSU Plan (Details) - RSUs - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	186,971	0
Granted (in shares)	158,757	197,065
Vested and issued (in shares)	(2,426)	(4,166)
Forfeited (in shares)	(20,377)	(5,928)
Units outstanding - ending (in shares)	322,925	186,971
Society RSU Plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	0	36,124
Granted (in shares)	0	0
Vested and issued (in shares)	0	(33,031)
Settled (in shares)	0	(2,964)
Forfeited (in shares)	0	(129)
Units outstanding - ending (in shares)	0	0